Annual Total Returns[BarChart] - ProShares Ultra Financials - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(32.74%)	54.18%	74.32%	27.39%	(4.06%)	31.18%	39.29%	(22.52%)	66.04%	(20.14%)